Adjustments to cash from operating activities (Tables)	12 Months Ended
Mar. 31, 2023
Statement of cash flows [abstract]
Disclosure of Adjustments to Cash from Operating Activities

(EUR thousand)	For the financial year ended March 31
Elimination of non-cash items	2023	2022	2021
Change in provisions	394	109	(22)
Change in the value of retirement benefit obligation	57	371	(976)
Changes in share-based payment transactions	9,671	6,413	2,336
Call option	—	359	—
Put options from business combinations	(11,030)	2,835	2,817
Impairment financial assets	2,469	2,390	—
Impairment tangible and intangible assets	247	444	1,676
Capital loss tangible and intangible assets	925	261	696
Change in fair value of warrant liability	(602)	(18,928)	10,856
ZigZag earn-out reversal	—	(9,500)	—
Acquisition of PPE under construction	212	(1,034)	—
Other	130	(669)	649
Total	2,473	(16,949)	18,032